Condensed Balance Sheets - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
ASSETS
Cash	$ 229,867		$ 56,573
Deferred offering costs			309,175
TOTAL ASSETS	230,751,931		365,748
Current liabilities
Accrued expenses	3,162,138		4,119
Accrued offering costs			185,880
Advances from related party
Promissory note – related party			155,000
Total Liabilities	28,106,888		344,999
Preferred Stock, value
Additional paid-in capital			24,425
Accumulated deficit	(27,355,532)		(4,251)
Total members’ deficit	(27,354,957)		20,749
Total liabilities, mezzanine equity and members’ deficit	230,751,931		365,748
Current assets
Prepaid expenses and other current assets	512,001
Total Current Assets	741,868		56,573
Marketable securities held in Trust Account	230,010,063
Current liabilities
Total Current Liabilities	3,162,138		344,999
Deferred underwriting fee payable	7,568,750
Warrant liabilities	17,376,000
Manscaped Holdings, LLC
ASSETS
Cash	15,031,000		41,219,000		$ 3,787,000
TOTAL ASSETS	90,870,000		78,887,000		15,144,000
Current liabilities
Total Liabilities	377,853,000		112,763,000		36,705,000
Common stock value
Total mezzanine equity	40,937,000		40,937,000
Additional paid-in capital	11,198,000		1,081,000		156,000
Accumulated deficit	(339,118,000)		(75,894,000)		(21,717,000)
Total members’ deficit	(327,920,000)		(74,813,000)		(21,561,000)
Total liabilities, mezzanine equity and members’ deficit	90,870,000		78,887,000		15,144,000
Current assets:
Accounts receivable	11,138,000		7,894,000		2,321,000
Inventories	42,207,000		22,818,000		7,172,000
Restricted cash	750,000		750,000
Property and equipment, net	3,301,000		609,000		104,000
Other assets	691,000		210,000		55,000
Current assets
Prepaid expenses and other current assets	17,752,000		5,387,000		1,705,000
Total Current Assets	86,128,000		77,318,000		14,985,000
Current liabilities
Accounts payable	15,581,000		11,865,000		4,334,000
Current portion of long-term debt	7,000,000		7,000,000		3,998,000
Other current liabilities	23,291,000		16,054,000		4,420,000
Total Current Liabilities	45,872,000		34,919,000		12,752,000
Long-term debt	20,622,000		19,895,000		1,900,000
Convertible notes with related party					3,000,000
Share-based compensation liabilities	310,002,000		56,639,000		18,243,000
Other long-term obligations	1,357,000		1,310,000		810,000
Class A Common Stock
Current liabilities
Common stock value	230,000,000
Class B Common Stock
Current liabilities
Common stock value	575		575	[1]
Series A-1 Preferred Units | Manscaped Holdings, LLC
Current liabilities
Preferred units	2,131,000	[2]	2,131,000	[2],[3]		[3]
Series A-2 Preferred Units | Manscaped Holdings, LLC
Current liabilities
Preferred units	3,039,000	[2]	3,039,000	[2],[3]		[3]
Series A-3 Preferred Units | Manscaped Holdings, LLC
Current liabilities
Preferred units	25,767,000		25,767,000
Series A-4 Preferred Units | Manscaped Holdings, LLC
Current liabilities
Preferred units	$ 10,000,000		$ 10,000,000

[1]	Included an aggregate of up to 750,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).
[2]	See Note 11 for disclosure of related party amounts
[3]	See Note 15 for disclosure of related party amounts